Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2019	Dec. 31, 2018
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	€ 167	€ 179
Commercial mortgage-backed securities	[1]	3	5
Mortgage and other asset-backed securities	[1]	43	38
Corporate, sovereign and other debt securities	[1]	120	136
Equity securities	[1]	65	84
Derivatives [Abstract]
Credit	[1]	131	151
Equity	[1]	216	257
Interest related	[1]	264	346
Foreign exchange	[1]	44	49
Other	[1]	135	106
Loans [Abstract]
Loans	[1]	489	475
Other	[1]	0	0
Total	[1]	1,509	1,647
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	102	118
Commercial mortgage-backed securities	[1]	2	4
Mortgage and other asset-backed securities	[1]	43	37
Corporate, sovereign and other debt securities	[1]	57	77
Equity securities	[1]	78	67
Derivatives [Abstract]
Credit	[1]	108	116
Equity	[1]	188	207
Interest related	[1]	146	206
Foreign exchange	[1]	38	26
Other	[1]	84	89
Loans [Abstract]
Loans	[1]	217	219
Other	[1]	0	0
Total	[1]	€ 963	€ 1,046

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.